OTHER LOSS (INCOMES) (Details Narrative) - CTG Clean Technology Group Limited [Member] - USD ($) $ in Thousands	1 Months Ended
	May 30, 2015	Jan. 31, 2012
Loan receivable		$ 30
Interest rate		8.00%
Recovery of loan previously written-off	$ 38